UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-006110

Name of Fund:	Western Asset Funds, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:
Gregory T. Merz, Vice President
Western Asset Funds, Inc
100 Light Street, 23rd Floor
Baltimore, MD 21202

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
03/31/2005

Date of reporting period:
07/01/2003 – 06/30/2004

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Western Asset U.S. Government Money Market Portfolio, Western Asset Money Market Portfolio, Western Asset Limited Duration Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation-Indexed Plus Bond Portfolio, Western Asset Global Strategic Income Portfolio, Western Asset Enhance Equity Portfolio, and Western Asset Non-U.S. Opportunity Bond Portfolio held no voting securities during the period covered by this report.  No records are attached.

The Proxy Voting Record for Western Asset High Yield Portfolio is attached.

Western Asset High-Yield

Issuer	Symbol	CUSIP	Meeting Date	Matter Voted On	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
Washington Group International	WGI	938862208	04/28/04

Approve an amendment to the Company’s Certificate of Incorporation to eliminate the classified board.  We view the removal of the classified board as a positive move on the part of the board to remove the possibility of entrenching by virtue of staggering the re-election periods.

					I	Yes	For	For
Washington Group International	WGI	938862208	04/28/04	Election of directors	I	Yes	For	For
Washington Group International	WGI	938862208	04/28/04	Ratify External Auditors	I	Yes	For	For
Washington Group International	WGI	938862208	04/28/04

Proposal to approve the Company’s 2004 Equity Incentive Plan.  The plan has set the number of shares that may be awarded at 2,400,000, the stock options are to be granted at 100% of fair market value with no repricings and the plan is governed by an independent committee.

					I	Yes	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ James W. Hirschmann III

James W. Hirschmann III
President of Western Asset Funds, Inc.

Date:	August 24, 2004